Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

NOTE 23: PROVISIONS

Movement in the provisions is analyzed below:

Amount
Balance as at January 1, 2021	$451
Arising during the year	110
Balance as at December 31, 2021	$561
Arising during the year	208
Utilized	(36)
Balance as at December 31, 2022	$733

See also Note 2(w).

Provisions included in the Company’s consolidated financial statements for all periods presented are mainly related to labor claims.